Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 3,498	$ 7,546
Long-term inventory	2,791	2,056
Spare parts included in noncurrent inventory	2,791	2,056
Obsolescence provision	$ 158	$ 143
Minimum [Member]
Long Term Inventory [Line Items]
Customer support, term	7 years
Maximum [Member]
Long Term Inventory [Line Items]
Customer support, term	10 years